Related Parties (Details) - Schedule of Revenue Arising from Transactions with Related Parties - Related Parties [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Arising from Transactions with Related Parties [Line Items]
Joint ventures	[1]	$ 67,355	$ 72,748	$ 132,530
Casino Group companies	[2]	4,604	4,606	7,972
Total		71,959	77,354	140,502
Corresponds to Revenue of Collaboration Agreement with Exito Media. [Member]
Schedule of Revenue Arising from Transactions with Related Parties [Line Items]
Joint ventures	[3]	117,430	110,665	89,299
Controlling entity	[4]	13,945	14,229	12,975
Casino Group companies	[5]	10,036	60,330	57,502
Members of the Board		2,837	2,666	1,593
Total		144,248	187,890	$ 161,369
Receivable [Member]
Schedule of Revenue Arising from Transactions with Related Parties [Line Items]
Joint ventures	[6]	44,634	41,909
Controlling entity	[7]	1,566
Casino Group companies	[8]	5,945	5,213
Total		52,145	47,122
Current		52,145	47,122
Non-current
Other Non Financial Assets [Member]
Schedule of Revenue Arising from Transactions with Related Parties [Line Items]
Joint ventures	[6]	52,500	35,000
Controlling entity	[7]
Casino Group companies	[8]
Total		52,500	35,000
Current
Non-current		52,500	35,000
Payables to Related Parties [Member]
Schedule of Revenue Arising from Transactions with Related Parties [Line Items]
Joint ventures	[9]	44,032	62,772
Controlling entity	[10]	10,581	14,660
Casino Group companies	[11]	1,004	1,714
Members of the Board			43
Total		55,617	79,189
Other Financial Liabilities with Related Parties [Member]
Schedule of Revenue Arising from Transactions with Related Parties [Line Items]
Joint ventures	[12]	$ 26,515	$ 26,218

[1]	The amount of revenue with each joint venture is as follows:
[2]	Revenue mainly relates to the various services provided.
[3]	The amount of costs and expenses with each joint venture is as follows:
[4]	Costs and expenses related to consulting services provided by Casino Guichard Perrachon S.A.
[5]	Costs and expenses accrued mainly arise from intermediation in the import of goods, purchase of goods and consultancy services.
[6]	Balances relate to the following joint ventures and the following detail:
[7]	Represents the balance of personnel expenses receivable from Casino Guichard Perrachon S.A.
[8]	Receivable from Casino Group companies represents reimbursement for payments to expats, supplier agreements and energy efficiency solutions.
[9]	The balance of payables by each joint venture is as follows:
[10]	Represents the balance of personnel expenses receivable from Casino Guichard Perrachon S.A.
[11]	Payables to Casino Group companies such as intermediation in the import of goods, and consulting and technical assistance services.
[12]	Mainly represents collections received from customers related to the Tarjeta Éxito cards owned by Compañía de Financiamiento Tuya S.A. (Note 25).